Share Based Compensation (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 03, 2025 shares	May 08, 2025 $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 29, 2024 $ / shares
Share Based Compensation [Line Items]
Share-based compensation expenses (in Dollars) | $			$ 8,645
Class A Ordinary Share [Memeber]
Share Based Compensation [Line Items]
Issuance of shares | shares	5,352,621	5,352,621
Price of per share (in Dollars per share) | (per share)		$ 0.0001			$ 4